UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 X  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

 Legacy Mortgage Asset Trust 2019-RPL1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

John Garrett Wallace, (212) 357-0655

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Compliance Report
Schedule 3 – Compliance Data Report
Schedule 4 – Compliance Summary
Schedule 5 – Pay History Report
Schedule 6 – Servicing Comment Report
Schedule 7 – Exception Report (JCIII)
Schedule 8 – Itemized Report (JCIII)
Schedule 9 – Modification Report (Limited)
Schedule 10 – Modification Report
Schedule 11 – Title Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Conditions Report (Compliance Only)
Schedule 3 – Loan Level Tape Comparison
Schedule 4 – ASF Upload

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Executive Summary
Schedule 2 – Compliance Findings (Exception Detail)
Schedule 3 – Compliance Findings (Loan Level)
Schedule 4 – Modification Report
Schedule 5 – Servicing Review Report (RPLs)
Schedule 6 – Cash Analysis Report

99.4	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Grades Summary Report
Schedule 3 – Report Set (Loan Level)
Schedule 4 – Report Set (Exception Level)

99.5	Disclosures required by Rule 15Ga-2 for Mission Global, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Compliance Report

99.6	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Agency Grading Report
Schedule 3 – Exception Report
Schedule 4 – Modification Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 28, 2020

GS Mortgage Securities Corp. (Depositor)

By:	/s/ Michael Dente
Name: Michael Dente
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Compliance Report
Schedule 3 – Compliance Data Report
Schedule 4 – Compliance Summary
Schedule 5 – Pay History Report
Schedule 6 – Servicing Comment Report
Schedule 7 – Exception Report (JCIII)
Schedule 8 – Itemized Report (JCIII)
Schedule 9 – Modification Report (Limited)
Schedule 10 – Modification Report
Schedule 11 – Title Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Conditions Report (Compliance Only)
Schedule 3 – Loan Level Tape Comparison
Schedule 4 – ASF Upload

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Executive Summary
Schedule 2 – Compliance Findings (Exception Detail)
Schedule 3 – Compliance Findings (Loan Level)
Schedule 4 – Modification Report
Schedule 5 – Servicing Review Report (RPLs)
Schedule 6 – Cash Analysis Report

99.4	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Grades Summary Report
Schedule 3 – Report Set (Loan Level)
Schedule 4 – Report Set (Exception Level)

99.5	Disclosures required by Rule 15Ga-2 for Mission Global, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Compliance Report

99.6	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Agency Grading Report
Schedule 3 – Exception Report
Schedule 4 – Modification Report